Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	$4,789	$4,418,914
Series 2018-1A A2I, 144A, 4.116%, 07/25/48@	4,500	4,244,406
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,160	1,871,000
TOTAL ASSET BACKED SECURITIES (Cost $11,408,129)		10,534,320
	Number of Shares
COMMON STOCKS — 63.1%
Aerospace & Defense — 1.0%
Teledyne Technologies, Inc.*	128,756	43,451,287
Auto Parts & Equipment — 0.2%
Aurora Innovation, Inc.*	3,528,857	7,798,774
Banks — 2.6%
The PNC Financial Services Group, Inc.	775,256	115,838,752
Beverages — 0.7%
Keurig Dr Pepper, Inc.	809,944	29,012,194
Chemicals — 0.2%
Linde PLC	24,600	6,631,914
Commercial Services — 1.7%
Equifax, Inc.	104,842	17,973,064
TransUnion	944,652	56,197,348
		74,170,412
Computers — 3.1%
Apple, Inc.	995,536	137,583,075
Diversified Financial Services — 2.8%
Intercontinental Exchange, Inc.	730,610	66,010,613
Mastercard, Inc., Class A	101,800	28,945,812
Visa, Inc., Class A	149,000	26,469,850
		121,426,275
Electric — 1.2%
Ameren Corp.	611,847	49,284,276
Public Service Enterprise Group, Inc.	81,900	4,605,237
		53,889,513
Electronics — 4.9%
Fortive Corp.	1,874,570	109,287,431
TE Connectivity Ltd.	985,522	108,762,208
		218,049,639
Environmental Control — 1.6%
Waste Connections, Inc.	514,912	69,580,059
Healthcare Products — 9.4%
Alcon, Inc.	523,510	30,408,307
	Number of Shares	Value†

Healthcare Products — (continued)
Avantor, Inc.*	1,553,216	$30,443,033
Danaher Corp.	394,477	101,889,464
Hologic, Inc.*	53,459	3,449,175
PerkinElmer, Inc.	861,367	103,648,291
Teleflex, Inc.	205,102	41,319,849
Thermo Fisher Scientific, Inc.	202,530	102,721,191
		413,879,310
Healthcare Services — 2.6%
Catalent, Inc.*	370,878	26,836,732
UnitedHealth Group, Inc.	176,035	88,904,716
		115,741,448
Insurance — 0.9%
Marsh & McLennan Cos., Inc.	275,999	41,203,891
Internet — 6.1%
Alphabet, Inc., Class A*	741,600	70,934,040
Alphabet, Inc., Class C*	627,300	60,314,895
Amazon.com, Inc.*	1,002,828	113,319,564
Meta Platforms, Inc., Class A*	183,659	24,918,853
		269,487,352
Machinery — Diversified — 1.9%
Ingersoll Rand, Inc.	1,946,184	84,191,920
Miscellaneous Manufacturing — 2.0%
General Electric Co.	1,439,941	89,146,747
Oil & Gas — 0.8%
EOG Resources, Inc.	144,600	16,156,158
Pioneer Natural Resources Co.	87,800	19,011,334
		35,167,492
Pharmaceuticals — 2.1%
Becton Dickinson and Co.	405,668	90,395,001
Embecta Corp.	951	27,379
		90,422,380
Private Equity — 0.2%
KKR & Co., Inc.	234,929	10,101,947
Retail — 3.5%
Starbucks Corp.	383,800	32,338,988
Yum! Brands, Inc.	1,136,604	120,866,469
		153,205,457
Semiconductors — 4.3%
NVIDIA Corp.	146,400	17,771,496
NXP Semiconductors N.V.	575,306	84,863,388
Texas Instruments, Inc.	569,296	88,115,635
		190,750,519
Software — 9.3%
Black Knight, Inc.*	192,154	12,438,128
Microsoft Corp.	1,112,921	259,199,301
MSCI, Inc.	68,672	28,965,163
Roper Technologies, Inc.	197,728	71,110,898

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Salesforce, Inc.*	267,634	$38,496,475
		410,209,965
TOTAL COMMON STOCKS (Cost $3,086,922,885)		2,780,940,322

PREFERRED STOCKS — 1.0%
Auto Manufacturers — 0.5%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	22,523,988
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series Dµ	12,000	294,840
Electric — 0.4%
CMS Energy Corp., 2078	275,636	6,353,410
CMS Energy Corp., 2079	359,896	8,345,988
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)µ,•	217,655	4,283,450
		18,982,848
Gas — 0.1%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)µ,•	74,295	1,833,601
TOTAL PREFERRED STOCKS (Cost $44,573,287)		43,635,277
	Par (000)
CORPORATE BONDS — 7.9%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,569	2,244,060
3.625%, 01/15/31	435	342,132
		2,586,192
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc. 3.000%, 01/15/29	1,990	1,625,750
TransDigm UK Holdings PLC 6.875%, 05/15/26	490	464,634
TransDigm, Inc.
144A, 6.250%, 03/15/26@	1,325	1,285,250
6.375%, 06/15/26	595	562,134
5.500%, 11/15/27	1,325	1,152,353
		5,090,121
Airlines — 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd., 144A 4.750%, 10/20/28@	4,165	3,880,829
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	4,275	4,169,898
	Par (000)	Value†

Airlines — (continued)
U.S. Airways Pass Through Trust,
Series 2010-1 Class A, 6.250%, 10/22/24	$716	$708,732
Series 2012-2 Class A, 4.625%, 12/03/26	133	120,217
Series 2013-1 Class A, 3.950%, 05/15/27	2	2,111
United Airlines Pass Through Trust, Series 2012-1, Class A 4.150%, 10/11/25	1,231	1,165,202
		10,046,989
Auto Parts & Equipment — 0.3%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,714	1,678,400
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,200,320
144A, 8.500%, 05/15/27@	7,465	7,085,140
		10,963,860
Banks — 0.0%
State Street Corp., Series F (3 M ICE LIBOR + 3.597%) 6.890%µ,•	1,454	1,440,444
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	743,500
Commercial Services — 0.1%
CoreLogic, Inc., 144A 4.500%, 05/01/28@	1,325	947,375
Gartner, Inc.
144A, 4.500%, 07/01/28@	660	590,172
144A, 3.625%, 06/15/29@	900	749,250
144A, 3.750%, 10/01/30@	1,095	896,179
Korn Ferry, 144A 4.625%, 12/15/27@	1,405	1,243,425
		4,426,401
Computers — 0.0%
Booz Allen Hamilton, Inc., 144A 3.875%, 09/01/28@	960	826,255
Electronics — 0.1%
Sensata Technologies BV, 144A 4.000%, 04/15/29@	1,850	1,530,958
Sensata Technologies, Inc., 144A 3.750%, 02/15/31@	1,188	935,793
		2,466,751
Entertainment — 1.4%
Cedar Fair LP 5.250%, 07/15/29	8,321	7,140,208
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
144A, 5.500%, 05/01/25@	5,103	4,908,729

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
5.375%, 04/15/27	$10,182	$9,458,009
6.500%, 10/01/28	6,527	6,037,475
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	362,063
Six Flags Entertainment Corp.
144A, 4.875%, 07/31/24@	20,988	19,992,329
144A, 5.500%, 04/15/27@	13,244	11,768,393
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	3,366	3,366,555
Vail Resorts, Inc., 144A 6.250%, 05/15/25@	639	631,505
		63,665,266
Gas — 0.1%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	5,825	5,373,563
Healthcare Products — 0.3%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	7,121	6,304,535
144A, 3.875%, 11/01/29@	1,296	1,062,725
Hologic, Inc., 144A 3.250%, 02/15/29@	810	662,434
Teleflex, Inc.
4.625%, 11/15/27	3,795	3,418,973
144A, 4.250%, 06/01/28@	560	485,912
		11,934,579
Healthcare Services — 0.4%
Catalent Pharma Solutions, Inc.
144A, 5.000%, 07/15/27@	623	556,306
144A, 3.125%, 02/15/29@	2,206	1,701,378
144A, 3.500%, 04/01/30@	1,165	916,529
Charles River Laboratories International, Inc., 144A 3.750%, 03/15/29@	240	199,634
Hadrian Merger Sub, Inc., 144A 8.500%, 05/01/26@	6,996	6,401,340
IQVIA, Inc., 144A 5.000%, 05/15/27@	1,795	1,673,838
Surgery Center Holdings, Inc., 144A 10.000%, 04/15/27@	5,169	5,003,231
		16,452,256
Insurance — 1.4%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.000%, 11/15/25@	8,275	7,558,344
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	1,500	1,281,267
144A, 6.750%, 10/15/27@	6,206	5,348,263
144A, 5.875%, 11/01/29@	2,364	1,920,092
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	2,175	1,808,882
	Par (000)	Value†

Insurance — (continued)
HUB International Ltd.
144A, 7.000%, 05/01/26@	$30,898	$29,304,127
144A, 5.625%, 12/01/29@	1,735	1,448,725
Ryan Specialty Group LLC, 144A 4.375%, 02/01/30@	295	250,200
USI, Inc., 144A 6.875%, 05/01/25@	12,069	11,601,704
		60,521,604
Internet — 0.2%
Arches Buyer, Inc., 144A 4.250%, 06/01/28@	30	23,400
Photo Holdings Merger Sub, Inc., 144A 8.500%, 10/01/26@	2,005	1,278,682
Shopify, Inc. 0.125%, 11/01/25	1,980	1,618,650
Snap, Inc. 2.626%, 05/01/27¤	2,724	1,878,198
Spotify USA, Inc. 3.423%, 03/15/26¤	4,508	3,538,780
Twitter, Inc., 144A 5.000%, 03/01/30@	1,640	1,574,400
		9,912,110
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	5,724	5,208,840
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	905	885,022
144A, 5.750%, 05/01/28@	200	187,000
144A, 3.750%, 05/01/29@	1,588	1,314,070
4.875%, 01/15/30	75	65,250
144A, 4.000%, 05/01/31@	1,978	1,598,877
144A, 3.625%, 02/15/32@	1,543	1,180,942
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	327	300,022
		5,531,183
Machinery — Diversified — 0.0%
TK Elevator US Newco, Inc., 144A 5.250%, 07/15/27@	1,356	1,152,885
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 5.500%, 05/01/26@	1,325	1,258,303
144A, 5.125%, 05/01/27@	29,020	26,273,257
144A, 5.000%, 02/01/28@	28,336	24,859,173
Sirius XM Radio, Inc., 144A 5.000%, 08/01/27@	7,750	7,110,625
		59,501,358

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Miscellaneous Manufacturing — 0.3%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 6.623%µ,•	$14,550	$13,612,295
Real Estate Investment Trusts — 0.1%
SBA Communications Corp.
3.875%, 02/15/27	3,303	2,950,074
3.125%, 02/01/29	2,200	1,769,394
		4,719,468
Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	15,352	14,261,471
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	1,939	1,694,511
3.625%, 03/15/31	1,826	1,459,339
4.625%, 01/31/32	4,422	3,689,128
5.375%, 04/01/32	4,582	4,062,578
6.875%, 11/15/37	3,540	3,575,400
5.350%, 11/01/43	8,789	6,979,018
		35,721,445
Semiconductors — 0.1%
Sensata Technologies BV
144A, 5.625%, 11/01/24@	880	875,055
144A, 5.000%, 10/01/25@	3,150	2,982,041
		3,857,096
Software — 0.2%
Black Knight InfoServ LLC, 144A 3.625%, 09/01/28@	1,040	882,502
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	1,108	913,878
144A, 4.875%, 07/01/29@	795	622,485
MSCI, Inc.
144A, 4.000%, 11/15/29@	1,672	1,444,107
144A, 3.625%, 09/01/30@	2,200	1,810,153
144A, 3.875%, 02/15/31@	343	288,794
144A, 3.625%, 11/01/31@	310	248,713
144A, 3.250%, 08/15/33@	145	111,973
Twilio, Inc. 3.625%, 03/15/29	125	100,938
		6,423,543
Telecommunications — 0.1%
Altice France Holding S.A., 144A 10.500%, 05/15/27@	5,940	4,652,538
TOTAL CORPORATE BONDS (Cost $377,074,909)		346,830,542
	Par (000)	Value†

LOAN AGREEMENTS‡ — 15.1%
Airlines — 0.7%
Delta Air Lines, Inc. (3 M ICE LIBOR + 3.750%) 6.460%, 10/20/27•	$5,641	$5,645,335
Mileage Plus Holdings LLC (3 M ICE LIBOR + 5.250%) 8.777%, 06/21/27•	23,527	23,581,332
		29,226,667
Commercial Services — 0.1%
CoreLogic, Inc.
(1 M ICE LIBOR + 3.500%), 6.625%, 06/02/28•	5,339	3,991,253
(1 M ICE LIBOR + 6.500%), 9.625%, 06/04/29(1),•	665	445,550
		4,436,803
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M ICE LIBOR + 3.750%) 7.424%, 10/01/26•	13,699	12,713,403
Entertainment — 0.7%
Alpha TopCo., Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 5.615%, 02/01/24•	25,040	24,695,542
SeaWorld Parks & Entertainment, Inc. (1 M ICE LIBOR + 3.000%) 6.125%, 08/25/28•	5,008	4,797,701
		29,493,243
Environmental Control — 0.4%
Filtration Group Corp.
(1 M ICE EURIBOR + 3.500%), 4.185%, 03/31/25•	5,537	5,159,839
(1 M ICE LIBOR + 3.000%), 6.115%, 03/31/25•	6,411	6,144,344
(1 M ICE LIBOR + 3.500%), 6.615%, 10/21/28•	4,908	4,648,744
		15,952,927
Healthcare Products — 0.8%
Medline Borrower, LP (1 M ICE LIBOR + 3.250%) 6.365%, 10/23/28•	40,422	37,099,601
Healthcare Services — 1.1%
ADMI Corp.
0.000%, 04/30/25×	477	432,468
(1 M ICE LIBOR + 3.750%), 6.569%, 12/23/27•	10,188	9,041,905
(1 M ICE LIBOR + 3.375%), 6.490%, 12/23/27•	6,209	5,460,428
EyeCare Partners LLC
(3 M ICE LIBOR + 3.750%), 7.424%, 02/18/27•	1,015	918,279
(3 M ICE LIBOR + 3.750%), 7.424%, 11/15/28(1),•	910	848,971

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Healthcare Services — (continued)
Heartland Dental LLC
(1 M ICE LIBOR + 3.500%), 6.615%, 04/30/25•	$17,913	$16,457,626
(1 M ICE LIBOR + 4.000%), 7.084%, 04/30/25•	2,162	1,997,539
Loire US Holdco 1, Inc. (1 M ICE LIBOR + 3.250%) 6.365%, 04/21/27•	12,187	11,395,150
Pacific Dental Services, Inc. (1 M ICE LIBOR + 3.500%) 6.493%, 05/05/28•	1,541	1,479,851
		48,032,217
Insurance — 5.8%
Acrisure LLC (1 M ICE LIBOR + 3.750%) 6.865%, 02/15/27•	2,653	2,424,362
Alliant Holdings Intermediate LLC
(1 M ICE LIBOR + 3.250%), 6.069%, 05/09/25•	16,158	15,458,816
(1 M ICE LIBOR + 3.250%), 6.069%, 05/09/25•	7,103	6,798,514
(1 M ICE LIBOR + 3.500%), 6.493%, 11/05/27•	19,115	18,087,147
HUB International Ltd.
0.000%, 04/25/25×	87,315	83,840,779
(1 M ICE LIBOR + 3.250%), 5.982%, 04/25/25•	55,618	53,497,605
Hyperion Refinance Sarl (1 M ICE LIBOR + 3.250%) 6.375%, 11/12/27•	17,172	16,335,122
Ryan Specialty Group LLC (1 M SOFR + 3.000%) 5.844%, 09/01/27•	4,106	3,962,483
USI, Inc.
(3 M ICE LIBOR + 2.750%), 6.424%, 05/16/24•	35,772	34,758,451
(3 M ICE LIBOR + 3.250%), 6.924%, 12/02/26•	18,976	18,232,242
		253,395,521
Internet — 0.1%
Arches Buyer, Inc. (1 M ICE LIBOR + 3.250%) 6.365%, 12/06/27•	2,851	2,556,923
Eagle Broadband Investments LLC (3 M ICE LIBOR + 3.000%) 6.688%, 11/12/27•	1,275	1,214,623
		3,771,546
Leisure Time — 0.0%
Life Time, Inc. (3 M ICE LIBOR + 4.750%) 7.820%, 12/16/24•	2,177	2,146,934
	Par (000)	Value†

Lodging — 0.0%
Four Seasons Hotels Ltd. (1 M ICE LIBOR + 2.000%) 5.121%, 11/30/23•	$541	$537,925
Hilton Worldwide Finance LLC 0.000%, 06/22/26×	635	613,338
		1,151,263
Machinery — Diversified — 0.3%
TK Elevator Midco Gmbh (3 M ICE LIBOR + 3.500%) 6.871%, 07/30/27•	14,347	13,725,467
Media — 0.0%
Charter Communications Operating LLC 0.000%, 04/30/25×	1,004	983,257
Pharmaceuticals — 0.3%
PetVet Care Centers LLC
(1 M ICE LIBOR + 2.750%), 5.865%, 02/14/25•	1,251	1,147,315
(1 M ICE LIBOR + 3.250%), 6.365%, 02/14/25•	5,187	4,765,801
(1 M ICE LIBOR + 3.500%), 6.615%, 02/14/25•	7,441	6,854,961
(1 M ICE LIBOR + 6.250%), 9.365%, 02/13/26•	405	386,099
		13,154,176
Retail — 0.3%
IRB Holding Corp.
(1 M ICE LIBOR + 2.750%), 5.865%, 02/05/25•	6,842	6,601,124
(1 M SOFR + 3.100%), 5.695%, 12/15/27•	7,257	6,785,860
Woof Holdings, Inc. (3 M ICE LIBOR + 3.750%) 7.315%, 12/21/27(1),•	1,955	1,842,799
		15,229,783
Semiconductors — 0.1%
Entegris, Inc. (3 M SOFR + 3.000%) 5.684%, 07/06/29•	4,709	4,667,629
Software — 4.1%
Applied Systems, Inc.
(3 M ICE LIBOR + 3.000%), 6.674%, 09/19/24•	16,005	15,586,612
(3 M ICE LIBOR + 5.500%), 8.462%, 09/19/25•	1,723	1,690,897
Ascend Learning LLC
(1 M ICE LIBOR + 3.500%), 6.615%, 12/11/28•	19,954	18,377,830
(1 M ICE LIBOR + 5.750%), 8.865%, 12/10/29•	2,855	2,471,373

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Software — (continued)
AthenaHealth Group, Inc.
0.000%, 02/15/29×	$2,855	$2,552,435
(1 M SOFR + 3.500%), 6.576%, 02/15/29•	16,803	15,021,717
Azalea TopCo, Inc.
(2 M ICE LIBOR + 3.500%), 6.024%, 07/24/26•	15,232	13,823,133
(1 M ICE LIBOR + 3.750%), 6.865%, 07/24/26•	3,718	3,378,208
(1 M SOFR + 3.850%), 6.594%, 07/24/26(1),•	2,660	2,414,102
Camelot US Acquisition I Co. (1 M ICE LIBOR + 3.000%) 6.115%, 10/30/26•	7,611	7,344,717
Polaris Newco LLC (3 M ICE LIBOR + 4.000%) 7.098%, 06/02/28•	1,420	1,307,119
Project Boost Purchaser LLC (1 M ICE LIBOR + 3.500%) 6.319%, 06/01/26•	1,803	1,704,028
RealPage, Inc.
(1 M ICE LIBOR + 3.000%), 5.819%, 04/24/28•	19,399	18,143,741
(1 M ICE LIBOR + 6.500%), 9.615%, 04/23/29•	700	674,191
Sophia LP
(3 M ICE LIBOR + 3.500%), 7.174%, 10/07/27•	3,267	3,136,320
(1 M SOFR + 4.000%), 7.034%, 10/07/27•	1,418	1,366,962
Storable, Inc. (3 M SOFR + 3.500%) 6.380%, 04/17/28•	993	930,469
UKG, Inc.
(3 M ICE LIBOR + 3.250%), 5.535%, 05/04/26•	71,373	67,745,082
(3 M ICE LIBOR + 5.250%), 7.535%, 05/03/27•	3,360	3,158,400
		180,827,336
TOTAL LOAN AGREEMENTS (Cost $700,493,729)		666,007,773

U.S. TREASURY OBLIGATIONS — 9.6%
United States Treasury Notes
1.500%, 01/31/27	82,877	74,327,162
1.875%, 02/28/27	61,467	56,009,038
2.500%, 03/31/27	75,965	71,006,877
2.750%, 08/15/32	240,727	220,001,910
TOTAL U.S. TREASURY OBLIGATIONS (Cost $435,522,026)		421,344,987

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 3.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%)	25,865,743	$25,865,743
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 3.080%)	122,230,149	122,230,149
TOTAL SHORT-TERM INVESTMENTS (Cost $148,095,892)		148,095,892
TOTAL INVESTMENTS — 100.2% (Cost $4,804,090,857)		$4,417,389,113
Other Assets & Liabilities — (0.2)%		(9,998,934)
TOTAL NET ASSETS — 100.0%		$4,407,390,179
Number of Contracts
WRITTEN OPTIONS — (0.0)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(18,509,119))	20,522	$(1,595,777)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $269,766,301, which represents 6.1% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $22,523,988 which represented 0.5% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,236	$22,523,988

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2022. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after September 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Open written options contracts held by the Fund at September 30, 2022 are as follows:
Open Written Options
Exchange Traded
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	260	$4,160,000	$160	01/20/23	$(2,340)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	260	$4,290,000	$165	01/20/23	$(1,560)
Alphabet, Inc.	260	4,420,000	170	01/20/23	(2,080)
Alphabet, Inc.	260	4,550,000	175	01/20/23	(1,040)
Amazon.com, Inc.	860	15,050,000	175	01/20/23	(31,820)
Amazon.com, Inc.	180	3,240,000	180	01/20/23	(5,580)
Amazon.com, Inc.	180	3,330,000	185	01/20/23	(5,040)
Amazon.com, Inc.	500	9,500,000	190	01/20/23	(11,500)
Amazon.com, Inc.	320	6,240,000	195	01/20/23	(5,120)
Amazon.com, Inc.	440	8,800,000	200	01/20/23	(6,160)
Amazon.com, Inc.	440	9,020,000	205	01/20/23	(4,840)
Amazon.com, Inc.	440	9,240,000	210	01/20/23	(440)
Amazon.com, Inc.	120	2,580,000	215	01/20/23	(480)
Amazon.com, Inc.	120	2,640,000	220	01/20/23	(120)
Amazon.com, Inc.	260	5,850,000	225	01/20/23	(260)
Amazon.com, Inc.	140	3,220,000	230	01/20/23	(700)
Amazon.com, Inc.	140	3,290,000	235	01/20/23	(280)
Amazon.com, Inc.	140	3,360,000	240	01/20/23	(560)
Amazon.com, Inc.	140	3,430,000	245	01/20/23	(140)
Amazon.com, Inc.	140	3,500,000	250	01/20/23	(280)
Amazon.com, Inc.	140	3,570,000	255	01/20/23	(280)
Apple, Inc.	512	8,704,000	170	01/20/23	(99,840)
Apple, Inc.	512	8,960,000	175	01/20/23	(70,656)
Apple, Inc.	512	9,216,000	180	01/20/23	(51,200)
General Electric Co.	731	6,213,500	85	01/20/23	(36,550)
General Electric Co.	731	6,579,000	90	01/20/23	(21,199)
General Electric Co.	731	6,944,500	95	01/20/23	(8,041)
General Electric Co.	974	10,714,000	110	01/20/23	(4,870)
Keurig Dr Pepper, Inc.	736	2,944,000	40	01/20/23	(39,744)
Keurig Dr Pepper, Inc.	736	3,091,200	42	01/20/23	(14,720)
Microsoft Corp.	694	22,208,000	320	01/20/23	(49,274)
Microsoft Corp.	435	14,137,500	325	01/20/23	(26,970)
Microsoft Corp.	597	19,701,000	330	01/20/23	(33,432)
Microsoft Corp.	137	4,589,500	335	01/20/23	(6,302)
Microsoft Corp.	836	28,424,000	340	01/20/23	(33,440)
Microsoft Corp.	137	4,726,500	345	01/20/23	(3,288)
Microsoft Corp.	1,077	37,695,000	350	01/20/23	(32,310)
Microsoft Corp.	240	8,520,000	355	01/20/23	(6,480)
Microsoft Corp.	479	17,244,000	360	01/20/23	(11,496)
Microsoft Corp.	164	5,986,000	365	01/20/23	(2,132)
Starbucks Corp.	553	5,391,750	98	01/20/23	(110,047)
Starbucks Corp.	553	5,530,000	100	01/20/23	(92,351)
Starbucks Corp.	553	5,806,500	105	01/20/23	(63,595)
The PNC Financial Services Group, Inc.	196	3,724,000	190	01/20/23	(20,580)
The PNC Financial Services Group, Inc.	196	3,822,000	195	01/20/23	(12,740)
The PNC Financial Services Group, Inc.	196	3,920,000	200	01/20/23	(5,880)
The PNC Financial Services Group, Inc.	332	7,304,000	220	01/20/23	(1,660)
The PNC Financial Services Group, Inc.	332	7,636,000	230	01/20/23	(3,320)
Thermo Fisher Scientific, Inc.	96	6,144,000	640	01/20/23	(33,600)
UnitedHealth Group, Inc.	182	9,828,000	540	01/20/23	(377,650)
UnitedHealth Group, Inc.	102	5,712,000	560	01/20/23	(155,040)
UnitedHealth Group, Inc.	102	5,916,000	580	01/20/23	(84,660)
Yum! Brands, Inc.	209	3,030,500	145	01/20/23	(1,045)
Yum! Brands, Inc.	209	3,135,000	150	01/20/23	(1,045)
Total Written Options					$(1,595,777)